Foreign Activities (Consolidated Income Statement and Total Assets Information by Major Geographic Area) (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Segment Reporting Information [Line Items]
Total revenue	[1]	¥ 3,384,100	¥ 3,258,900	¥ 2,505,600
Total expenses	[2]	2,187,500	1,991,200	1,779,300
Income before income tax expense		1,196,605	1,267,653	726,343
Net income		850,063	830,233	500,235
Total assets at end of fiscal year		193,815,546	190,119,734	175,699,300
Japan
Segment Reporting Information [Line Items]
Total revenue	[1]	2,288,500	2,396,900	1,783,900
Total expenses	[2]	1,534,200	1,459,900	1,397,300
Income before income tax expense		754,300	937,000	386,600
Net income		464,700	565,600	198,900
Total assets at end of fiscal year		133,162,400	127,473,500	124,557,700
United States of America
Segment Reporting Information [Line Items]
Total revenue	[1]	434,400	324,100	273,800
Total expenses	[2]	282,600	210,800	129,100
Income before income tax expense		151,800	113,300	144,700
Net income		136,900	79,700	129,900
Total assets at end of fiscal year		28,985,300	31,074,900	24,014,800
Others
Segment Reporting Information [Line Items]
Total revenue	[1]	45,700	102,400	76,100
Total expenses	[2]	28,700	24,300	15,500
Income before income tax expense		17,000	78,100	60,600
Net income		15,400	76,200	59,800
Total assets at end of fiscal year		4,227,500	4,871,000	3,513,000
Europe
Segment Reporting Information [Line Items]
Total revenue	[1]	187,500	211,800	152,900
Total expenses	[2]	126,200	133,800	96,300
Income before income tax expense		61,300	78,000	56,600
Net income		51,100	74,300	54,000
Total assets at end of fiscal year		11,616,900	10,880,600	10,784,500
Asia/Oceania excluding Japan, and others
Segment Reporting Information [Line Items]
Total revenue	[1]	428,000	223,700	218,900
Total expenses	[2]	215,800	162,400	141,100
Income before income tax expense		212,200	61,300	77,800
Net income		182,000	34,400	57,600
Total assets at end of fiscal year		¥ 15,823,400	¥ 15,819,700	¥ 12,829,300

[1]	Total revenue is comprised of Interest and dividend income and Noninterest income.
[2]	Total expenses are comprised of Interest expense, Provision (credit) for loan losses and Noninterest expenses.